Property and equipment, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment consist of the following:

	As of June 30, 2022	As of December 31,2021

Electronic devices	$87,695	$86,371
Office equipment, fixtures and furniture	217,356	237,217
Automobile	57,419	60,352
Computer and network equipment	383,806	403,410
Leasehold improvement	383,425	418,261
Subtotal	1,129,701	1,205,611
Less: accumulated depreciation and amortization	(953,526)	(951,020)
Total	$176,175	$254,591

Depreciation expense for six months ended June 30, 2022 and 2021, amounted to $57,076 and 46,243, respectively.